Taxation	6 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
Taxation	Taxation
The Group’s income tax credit is recognised at an amount determined by multiplying the loss before taxation for the interim reporting period by the Group’s best estimate of the weighted average annual income taxation rate expected for the full financial year, adjusted for the tax effect of certain items recognised in full in the interim period. As such, the effective tax rate in the interim financial statements may differ from the Group’s estimate of the effective tax rate for the annual financial statements.
The Group benefits from the United Kingdom’s small-and-medium enterprises research and development tax credit regime (“SME Programme”) and was able to surrender some of its losses for a cash rebate of up to 33.35% of expenditures related to eligible research and development projects up to April 1, 2023. The SME Programme cash rebate rate has reduced to 18.6% for qualifying research and development expenditure incurred on or after April 1, 2023, unless the Company’s UK subsidiary, Exscientia AI Limited, qualifies as “R&D intensive” for an accounting period (broadly, a loss making SME whose qualifying research and development expenditure for an accounting period represents 40% or more of its total expenditure for that accounting period will qualify), in which case the cash rebate that may be claimed will be 26.97% of qualifying expenditure. The Group currently expects that Exscientia AI Limited will qualify as R&D intensive during the year to December 31, 2023, and the 26.97% rate has been utilised in estimating the Group’s effective tax rate for the financial year.

The Group’s consolidated effective tax rate in respect of continuing operations for the three and six months ended June 30, 2023 was 15.80% and 13.89% (2022: 15.20% and 16.42%). The increase in the effective tax rate for the three months ended June 30, 2023 is attributable to increased research and development tax credits due to an underlying increase in qualifying research and development expenditure.